EXHIBIT 99.1

NISSAN MASTER OWNER

TRUST RECEIVABLES — 2019-A SERIES

Period	Collection	Accrual	Distribution
From	01-Nov-20	16-Nov-20	15-Dec-20
To	30-Nov-20	15-Dec-20
Days	29

Description of Collateral

On the Distribution Date, the Series 2019-A balances were:

Notes	$1,000,000,000.00
1,000,000,000.00
Principal Amount of Debt	1,000,000,000.00
Required Overcollateralization	$265,900,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Required Overcollateralization Increase - MPR < 25%	$0.00
Incremental Overcollateralization Amount	$4,753,393.80
Series Nominal Liquidation Amount	1,270,653,393.80
Required Participation Amount	$1,270,653,393.80
Excess Receivables	$120,229,224.73
Excess Funding Account	$0.00
Total Collateral	1,390,882,618.53
Collateral as Percent of Notes	139.09%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR Total Pool
Beginning Gross Principal Pool Balance	$3,316,926,446.13
Total Principal Collections	($1,288,202,110.34)
Investment in New Receivables	$1,401,522,386.17
Receivables Added for Additional Accounts	$0.00
Repurchases	($54,268,317.48)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($593,936,454.89)
Less Servicing Adjustment	($276,712.53)

Ending Balance	$2,781,765,237.06

SAP for Next Period	50.00%

Average Receivable Balance	$2,755,968,780.95
Monthly Payment Rate	46.74%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR Total Pool
Total Interest Collections	$6,693,015.38
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$6,693,015.38

Series Allocation Percentage at Month-End	50.00%
Floating Allocation Percentage at Month-End	78.07%

Expected Final Payment Date	Accumulation Period	Early Redemption Period
2/15/2022	8/1/2021	No

Accumulation Account
Beginning	—
Payout	—
Additions	—

Ending Balance	—

Distributions to Investors
Days	29
LIBOR	0.140880%
Applicable Margin	0.560000%
	0.700880%

	Actual	Per $1000
Interest	564,597.78	0.56
Principal	—	—

		0.56
Total Due Investors	564,597.78
Servicing Fee	1,063,954.93

Excess Cash Flow	983,912.72

Reserve Account
Required Balance	$18,988,500.00
Amt. to Cover Shortfall	—
Deposit to Reserve	—
Current Balance	$18,988,500.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	0.34%
Pass / Fail	PASS

Seller’s Interest (calculated in accordance with Regulation RR)
Seller’s Interest*	39.09%

* Calculated using the Pool Balance as of the last day of the related Collection Period and funds in any Accumulation Account on the Distribution Date.